Consolidated Statements Of Changes In Equity		KRW (₩)		USD ($)		Owner's equity KRW (₩)		Owner's equity USD ($)		Capital Stock KRW (₩)	Capital Stock USD ($)	Hybrid securities KRW (₩)	Hybrid securities USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Other equity KRW (₩)		Other equity USD ($)		Retained earnings KRW (₩)		Retained earnings USD ($)		Non-controlling interests KRW (₩)		Non-controlling interests USD ($)
Balance at beginning at Dec. 31, 2015		₩ 19,309,915,000,000				₩ 19,188,472,000,000				₩ 3,381,392,000,000		₩ 3,334,002,000,000		₩ 294,259,000,000		₩ (1,547,303,000,000)				₩ 13,726,122,000,000				₩ 121,443,000,000
Changes in equity [Abstract]
Net income(expense)		1,277,533,000,000				1,261,266,000,000				0		0		0		0				1,261,266,000,000				16,267,000,000
Dividends to common stocks		(169,603,000,000)				(168,317,000,000)				0		0		0		0				(168,317,000,000)				(1,286,000,000)
Changes in non-controlling interests due to acquisition of subsidiary		16,823,000,000				0				0		0		0		0				0				16,823,000,000
Net gain on valuation of financial liabilities designated as at FVTPL due to own credit risk	[1],[2]	0
Net gain (loss) on valuation of available-for-sale financial assets		12,586,000,000	[1],[2]			12,296,000,000	[1]			0		0		0		12,296,000,000	[1]			0				290,000,000	[1]
Share of other comprehensive gain (loss) of joint ventures and associates		(7,937,000,000)				(7,937,000,000)				0		0		0		(7,937,000,000)				0				0
Net loss on foreign currency translation of foreign operations		28,712,000,000				22,436,000,000				0		0		0		22,436,000,000				0				6,276,000,000
Changes in other comprehensive income related to valuation gain or loss on cash flow hedge		10,371,000,000				10,371,000,000				0		0		0		10,371,000,000				0				0
Remeasurement gain (loss) related to defined benefit plan		34,162,000,000				34,182,000,000				0		0		0		34,182,000,000				0				(20,000,000)
Other comprehensive income related to assets held for sale		0
Dividends to hybrid securities		(206,515,000,000)				(206,515,000,000)				0		0		0		0				(206,515,000,000)				0
Issuance of hybrid securities		549,904,000,000				549,904,000,000				0		549,904,000,000		0		0				0				0
Redemption of hybrid securities		(310,000,000,000)				(310,000,000,000)				0		(309,010,000,000)		0		0				(990,000,000)				0
Balance at end at Dec. 31, 2016		20,545,953,000,000				20,386,160,000,000				3,381,392,000,000		3,574,896,000,000		286,331,000,000		(1,468,025,000,000)				14,611,566,000,000				159,793,000,000
Changes in equity [Abstract]
Changes in equity of subsidiaries		2,000,000				2,000,000				0		0		(7,928,000,000)		7,930,000,000				0				0
Net income(expense)		1,530,088,000,000				1,512,148,000,000				0		0		0		0				1,512,148,000,000				17,940,000,000
Dividends to common stocks		(338,190,000,000)				(336,636,000,000)				0		0		0		0				(336,636,000,000)				(1,554,000,000)
Capital increase of subsidiaries		36,083,000,000				(451,000,000)				0		0		(451,000,000)		0				0				36,534,000,000
Net gain on valuation of financial liabilities designated as at FVTPL due to own credit risk	[1],[2]	0
Changes in other comprehensive income related to valuation of financial assets at FVTOCI		0
Net gain (loss) on valuation of available-for-sale financial assets		(84,498,000,000)	[2]			(85,051,000,000)	[1]			0		0		0		(85,051,000,000)	[1]			0	[1]			553,000,000	[1]
Share of other comprehensive gain (loss) of joint ventures and associates		612,000,000				612,000,000				0		0		0		612,000,000				0				0
Net loss on foreign currency translation of foreign operations		(208,329,000,000)				(194,347,000,000)				0		0		0		(194,347,000,000)				0				(13,982,000,000)
Changes in other comprehensive income related to valuation gain or loss on cash flow hedge		777,000,000				777,000,000				0		0		0		777,000,000				0				0
Remeasurement gain (loss) related to defined benefit plan		10,497,000,000				10,773,000,000				0		0		0		10,773,000,000				0				(276,000,000)
Other comprehensive income related to assets held for sale		4,145,000,000				4,145,000,000				0		0		0		4,145,000,000				0				0
Dividends to hybrid securities		(167,072,000,000)				(167,072,000,000)				0		0		0		0				(167,072,000,000)				0
Issuance of hybrid securities		559,565,000,000				559,565,000,000				0		559,565,000,000		0		0				0				0
Redemption of hybrid securities		(1,324,731,000,000)				(1,324,731,000,000)				0		(1,116,573,000,000)		0		(208,158,000,000)				0				0
Balance at end at Dec. 31, 2017		20,564,900,000,000		$ 18,478,657,000		20,365,892,000,000		$ 18,299,838,000		3,381,392,000,000	$ 3,038,361,000	3,017,888,000,000	$ 2,711,733,000	285,880,000,000	$ 256,878,000	(1,939,274,000,000)		$ (1,742,542,000)		15,620,006,000,000		$ 14,035,408,000		199,008,000,000		$ 178,819,000
Changes in equity [Abstract]
Net income(expense)		2,051,649,000,000		1,843,516,000		2,033,182,000,000		1,826,922,000		0	0	0	0	0	0	0		0		2,033,182,000,000		1,826,922,000		18,467,000,000		16,594,000
Dividends to common stocks		(338,764,000,000)		(304,397,000)		(336,636,000,000)		(302,485,000)		0	0	0	0	0	0	0		0		(336,636,000,000)		(302,485,000)		(2,128,000,000)		(1,912,000)
Net gain on valuation of financial liabilities designated as at FVTPL due to own credit risk		100,000,000	[1],[2]	90,000	[1],[2]	100,000,000	[1]	90,000	[1]	0	0	0	0	0	0	100,000,000	[1]	90,000	[1]	0	[1]	0	[1]	0	[1]	0	[1]
Changes in other comprehensive income related to valuation of financial assets at FVTOCI		2,505,000,000	[1]	2,251,000	[1]	2,733,000,000	[1]	2,456,000	[1]	0	0	0	0	0	0	2,733,000,000	[1]	2,456,000	[1]	0	[1]	0	[1]	(228,000,000)	[1]	(205,000)	[1]
Net gain (loss) on valuation of available-for-sale financial assets	[2]	0		0
Share of other comprehensive gain (loss) of joint ventures and associates		(7,689,000,000)		(6,909,000)		(7,689,000,000)		(6,909,000)		0	0	0	0	0	0	2,958,000,000		2,658,000		(10,647,000,000)		(9,567,000)		0		0
Net loss on foreign currency translation of foreign operations		(4,379,000,000)		(3,934,000)		(1,929,000,000)		(1,733,000)		0	0	0	0	0	0	(1,929,000,000)		(1,733,000)		0		0		(2,450,000,000)		(2,201,000)
Changes in other comprehensive income related to valuation gain or loss on cash flow hedge		(4,646,000,000)		(4,175,000)		(4,646,000,000)		(4,175,000)		0	0	0	0	0	0	(4,646,000,000)		(4,175,000)		0		0		0		0
Remeasurement gain (loss) related to defined benefit plan		(84,629,000,000)		(76,043,000)		(84,368,000,000)		(75,808,000)		0	0	0	0	0	0	(84,368,000,000)		(75,808,000)		0		0		(261,000,000)		(235,000)
Other comprehensive income related to assets held for sale		(4,145,000,000)		(3,725,000)		(4,145,000,000)		(3,725,000)		0	0	0	0	0	0	(4,145,000,000)		(3,725,000)		0		0		0		0
Dividends to hybrid securities		(151,194,000,000)		(135,856,000)		(151,194,000,000)		(135,856,000)		0	0	0	0	0	0	0		0		(151,194,000,000)		(135,856,000)		0		0
Issuance of hybrid securities		398,707,000,000		358,259,000		398,707,000,000		358,259,000		0	0	398,707,000,000	358,259,000	0	0	0		0		0		0		0		0
Redemption of hybrid securities		(255,000,000,000)		(229,131,000)		(255,000,000,000)		(229,131,000)		0	0	(254,632,000,000)	(228,800,000)	0	0	(368,000,000)		(331,000)		0		0		0		0
Appropriation of retained earnings		0		0		0		0		0	0	0	0	0	0	208,158,000,000		187,041,000		(208,158,000,000)		(187,041,000)		0		0
Balance at end at Dec. 31, 2018		21,953,044,000,000		19,725,982,000		21,739,931,000,000		19,534,488,000		3,381,392,000,000	3,038,361,000	3,161,963,000,000	2,841,192,000	285,889,000,000	256,887,000	(2,213,970,000,000)		(1,989,370,000)		17,124,657,000,000		15,387,418,000		213,113,000,000		191,494,000
Cumulative effect of changes in accounting policy	[1]	(214,362,000,000)		(192,614,000)		(215,085,000,000)		(193,264,000)		0	0	0	0	0	0	(392,176,000,000)		(352,390,000)		177,091,000,000		159,126,000		723,000,000		650,000
Adjusted balance, beginning of period		20,350,538,000,000		18,286,043,000		20,150,807,000,000		18,106,574,000		3,381,392,000,000	3,038,361,000	3,017,888,000,000	2,711,733,000	285,880,000,000	256,878,000	(2,331,450,000,000)		(2,094,932,000)		15,797,097,000,000		14,194,534,000		199,731,000,000		179,469,000
Changes in equity [Abstract]
Changes in equity of subsidiaries		(9,000,000)		(7,000)		9,000,000		9,000		0	0	0	0	9,000,000	9,000	0		0		0		0		(18,000,000)		(16,000)
Changes in other comprehensive income due to redemption of financial liabilities designated as at FVTPL		0	[1]	0	[1]	0	[1]	0	[1]	0	0	0	0	0	0	(4,000,000)	[1]	(4,000)	[1]	4,000,000	[1]	4,000	[1]	0	[1]	0	[1]
Changes in other comprehensive income due to disposal of equity securities at FVTOCI		₩ 0	[1]	$ 0	[1]	₩ 0	[1]	$ 0	[1]	₩ 0	$ 0	₩ 0	$ 0	₩ 0	$ 0	₩ (1,009,000,000)	[1]	$ (907,000)	[1]	₩ 1,009,000,000	[1]	$ 907,000	[1]	₩ 0	[1]	$ 0	[1]

[1]	The consolidated statements of changes in equity for the year ended December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of changes in equity for the years ended December 31, 2016 and 2017 were not retrospectively restated in accordance with IFRS 9.
[2]	The consolidated statements of comprehensive income for the year ended December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of comprehensive income for the years ended December 31, 2016 and 2017 were not retrospectively restated in accordance with IFRS 9.